Income Tax (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax (Textual)
Income Tax statutory rate	25.00%
Current tax		$ (106,956)
Prepaid income tax	34,797
Franchise income tax	25,935
New York City income tax	7,122
New York State income tax	$ 39,102